Related Party Transactions - Schedule of Amount Due to from Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 84	$ 225
Long-term payable to related party	4,137
Accounts and other receivable from related party	22	85
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	84	225	313
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	1,125
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Long-term payable to related party	3,012
Beijing Millet Technology Co., LTD [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	5
Hao Cheng [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party		85
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	10
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	$ 7